Cash and cash equivalents and time deposits	12 Months Ended
Dec. 31, 2021
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents and time deposits
5	Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, cash held at bank, and short-term deposits placed with banks or other financial institutions, which have original maturities of three months or less.

As of December 31, 2020 and 2021, the Group had time deposits of US$89 and US$11,128 respectively with an average original maturity of 3 months which are denominated in US$.

Cash and cash equivalents and time deposits as of December 31, 2020 and 2021 primarily consist of the following currencies:

	As of December 31,
	2020		2021
	Amount in thousand	US$ equivalent	Amount in thousand	US$ equivalent
RMB	105,792	16,108	111,651	17,576
HK$	110,094	14,206	63,787	8,231
US$	21,635	21,635	26,077	26,077
European dollars	107	128	297	336
Singapore dollars	138	103	217	159
New Taiwan dollars	2,303	80	3,118	113
Japanese Yen	966	9	3,163	29
Others	67	52	67	50
		52,321		52,571